EARNINGS PER SHARES (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
EARNINGS PER SHARES [Abstract]
Net income attribute to the Company	$ 3,643,404	$ 2,381,279	$ 11,547,705
Weighted average ordinary shares outstanding - basic and diluted	19,901,959	19,942,333	20,000,000
Basic and diluted earnings per share	$ 0.18	$ 0.12	$ 0.58